Nonvested Shares Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding, Beginning balance	450,497	328,390	463,983
Granted	955,168	468,600	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(678,881)	(346,493)	(260,593)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(19,944)
Nonvested shares outstanding, Ending balance	706,840	450,497	328,390
Weighted average grant-date fair value, outstanding Beginning balance	$ 2.49	$ 3.44	$ 3.72
Nonvested shares, Expected to vest	706,840
Weighted average grant-date fair value, Granted	$ 1.76	2.29	3.03
Weighted average grant-date fair value, Vested	2.16	3.11	3.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	2.13
Weighted average grant-date fair value, outstanding Ending balance	1.84	$ 2.49	$ 3.44
Weighted average grant-date fair value, Expected to vest	$ 1.84
Aggregated intrinsic value, Nonvested shares outstanding	$ 965	$ 933	$ 551	$ 1,498
Aggregated intrinsic value, Expected to vest	$ 965